Segment information - Balance sheet related (Details 2) - CHF (SFr) SFr in Millions	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017
Segment Reporting Information
Total assets	SFr 798,158	SFr 809,052	SFr 796,289
Operating Segments | Swiss Universal Bank
Segment Reporting Information
Total assets	220,030	217,179	228,857
Operating Segments | International Wealth Management
Segment Reporting Information
Total assets	92,622	89,313	94,753
Operating Segments | Asia Pacific
Segment Reporting Information
Total assets	109,336	107,851	96,497
Operating Segments | Global Markets
Segment Reporting Information
Total assets	228,941	239,432	242,159
Operating Segments | Investment Banking & Capital Markets
Segment Reporting Information
Total assets	18,546	15,380	20,803
Operating Segments | Strategic Resolution Unit
Segment Reporting Information
Total assets	27,439	30,163	45,629
Corporate Center
Segment Reporting Information
Total assets	101,244	SFr 109,734	67,591
Bank
Segment Reporting Information
Total assets	800,628		798,372
Bank | Operating Segments | Swiss Universal Bank
Segment Reporting Information
Total assets	220,030		228,857
Bank | Operating Segments | International Wealth Management
Segment Reporting Information
Total assets	92,622		94,753
Bank | Operating Segments | Asia Pacific
Segment Reporting Information
Total assets	109,336		96,497
Bank | Operating Segments | Global Markets
Segment Reporting Information
Total assets	228,941		242,159
Bank | Operating Segments | Investment Banking & Capital Markets
Segment Reporting Information
Total assets	18,546		20,803
Bank | Operating Segments | Strategic Resolution Unit
Segment Reporting Information
Total assets	27,439		45,629
Bank | Adjustments
Segment Reporting Information
Total assets	SFr 103,714		SFr 69,674